Offerings	Nov. 12, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	22,378,380
Proposed Maximum Offering Price per Unit | $ / shares	0.45
Maximum Aggregate Offering Price	$ 10,070,271
Fee Rate	0.0087%
Amount of Registration Fee	$ 876.12
Offering Note

1
Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock of the Registrant that become issuable under the Marea Therapeutics, Inc. 2024 Stock Option and Grant Plan (the "2024 Plan") by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of the Registrant's common stock, as applicable. The amount registered represents shares of common stock reserved for issuance upon the exercise of outstanding stock options granted under the 2024 Plan. The proposed maximum aggregate offering price per unit and proposed maximum aggregate offering price for the 23,378,380 shares of common stock reserved for issuance upon the exercise of outstanding stock options granted under the 2024 Plan are made pursuant to Rule 457(h)(1) of the Securities Act solely for purposes of calculating the registration fee, and are calculated using the weighted-average exercise price of such stock options of $0.45 per share.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	423,026
Proposed Maximum Offering Price per Unit | $ / shares	0.55
Maximum Aggregate Offering Price	$ 232,664.3
Fee Rate	0.0087%
Amount of Registration Fee	$ 20.25
Offering Note

2
Pursuant to Rule 416(a) promulgated under the Securities Act, this Registration Statement shall also cover any additional shares of common stock of the Registrant that become issuable under the M2 Therapeutics, Inc. 2025 Stock Option and Grant Plan (the "2025 Plan") by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of the Registrant's common stock, as applicable. The amount registered represents shares of common stock reserved for issuance upon the exercise of outstanding stock options granted under the 2025 Plan. The proposed maximum aggregate offering price per unit and proposed maximum aggregate offering price for the 423,026 shares of common stock reserved for issuance upon the exercise of outstanding stock options granted under the 2025 Plan are made pursuant to Rule 457(h)(1) of the Securities Act solely for purposes of calculating the registration fee, and are calculated using the weighted-average exercise price of such stock options of $0.55 per share.